Debt Securities - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 ARS ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount				$ 29,983,653	$ 20,279,165	$ 21,848,460
Face Value				$ 19,446,028	$ 11,618,302	$ 12,717,145
Interest rate		25.98%		25.98%
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value	$ 250,000,000	$ 250,000,000	$ 250,000,000
Negotiable obligation outstanding maturity term	120 months	120 months	120 months
Banco De Galicia Y Buenos Aires S.A.U. [member] | Green Bond [Member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Carrying amount				$ 3,850,692
Description of debt instrument interest payment		On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the "Green Bond" which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months.
Banco De Galicia Y Buenos Aires S.A.U. [member] | Global Program for Issuance of Unsubordinated Negotiable Obligations Class Six [Member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Face Value		$ 82,713,000
Interest rate		4.80%		4.80%
Negotiable obligation outstanding maturity term		7 months